PRINCIPAL ACCOUNTING POLICIES (Details 12) - USD ($) $ in Millions	1 Months Ended	9 Months Ended
	Jan. 31, 2012	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Share-based compensation arrangement by share-based payment award
Number of shares, converted to RSU	1,901,372
Number of Shares
Total unrecognized compensation cost		$ 153
Weighted average recognized period		2 years 8 months 12 days
Restricted stock units (RSUs)
Share-based compensation arrangement by share-based payment award
Number of RSUs, replaced options	475,343
Number of Shares
Granted (in shares)		229,603	557,008
Share-based compensation expense		$ 35	$ 22
Total unrecognized compensation cost				$ 147
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation arrangement by share-based payment award
Requisite service period		4 years